GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization Expense Over Next Five Fiscal Years (Details) $ in Thousands	Oct. 28, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 9,620
2020	9,327
2021	9,064
2022	8,721
2023	$ 8,667